Retirement And Pension Plans (Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Actuarial gain (loss) recognized in other comprehensive income	¥ 4,317	¥ (12,529)	¥ (4,602)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	6,177	693	472
Net recognized in other comprehensive income (loss), before tax	¥ 9,686	¥ (12,644)	¥ (4,938)